Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding Stock Option Plan

	Number of stock options	Weighted average exercise price
		Canadian dollars
Outstanding, December 31, 2018	1,784,029	$5.85
Outstanding, December 31, 2019	1,784,029	5.85
Exercised	(211,626)	6.28
Expired unexercised	(517,833)	4.79
Outstanding, December 31, 2020	1,054,570	$6.28
Vested and exercisable, December 31, 2019	1,459,779	$5.77
Vested and exercisable, December 31, 2020	1,054,570	$6.28

Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled
	Number of DSUs	Fair Value
Outstanding, December 31, 2018	850,067	$3,116
Granted	111,804	455
Changes in fair value	-	347
Outstanding, December 31, 2019	961,871	3,918
Granted	162,648	383
Changes in fair value	-	4,938
Outstanding, December 31, 2020	1,124,519	$9,239

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of RSUs	Fair Value	Number of RSUs
Outstanding, December 31, 2018	659,385	$2,057	734,631
Granted	139,661	506	633,914
Units paid out in cash	(406,611)	(1,466)	-
Vested and paid out in shares	-	-	(201,633)
Changes in fair value and vesting	-	60	-
Outstanding, December 31, 2019	392,435	1,157	1,166,912
Granted	1,056,207	2,489	815,220
Units paid out in cash	(81,152)	(257)	-
Vested and paid out in shares	-	-	(448,766)
Changes in fair value and vesting	-	2,003	-
Outstanding, December 31, 2020	1,367,490	5,392	1,533,366
Less: current portion		(3,128)
Non-current portion		$2,264

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

Equity Settled
Number of PSUs
Outstanding, December 31, 2018	1,002,166
Granted	422,609
Vested and paid out in shares	(150,325)
Outstanding, December 31, 2019	1,274,450
Forfeited or cancelled	(191,498)
Vested and paid out in shares	(243,782)
Outstanding, December 31, 2020	839,170